Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Net Income per Share (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	$ 1,675,395	¥ 11,632,269	¥ 33,664,173	¥ 13,196,932
Accretion of the redeemable noncontrolling interests	(80,357)	(557,918)	(329,180)	(52,683)
Numerator for EPS computation	$ 1,595,038	¥ 11,074,351	¥ 33,334,993	¥ 13,144,249